Fair value measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 5,276	¥ 1,425	¥ 13,183
Total gains (losses)
Included in income (loss)	3,170	822	(7,326)
Included in other comprehensive income (loss)	82	(12)	60
Purchases and issuances	5,254	3,860	1,126
Settlements	(3,659)	(419)	(4,975)
Other	241	(400)	(643)
Balance at end of year	10,364	5,276	1,425
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	(2,212)	(7,522)	2,849
Total gains (losses)
Included in income (loss)	3,169	805	(7,310)
Settlements	(784)	4,320	(2,693)
Other	(96)	185	(368)
Balance at end of year	77	(2,212)	(7,522)
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	7,488	8,947	10,334
Total gains (losses)
Included in income (loss)	1	17	(16)
Included in other comprehensive income (loss)	82	(12)	60
Purchases and issuances	5,254	3,860	1,126
Settlements	(2,875)	(4,739)	(2,282)
Other	337	(585)	(275)
Balance at end of year	¥ 10,287	¥ 7,488	¥ 8,947